Restricted Net Assets	12 Months Ended
Dec. 31, 2021
Restricted Net Assets [Abstract]
Restricted Net Assets

21.	Restricted Net Assets
The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary, the VIE and subsidiary of the VIE. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries, the VIE and subsidiary of the VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries, the VIE and subsidiaries of the VIE.
In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax
profit to the general reserve fund until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The WFOE was established as a foreign- invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits. For the years ended December 31, 2019, 2020 and 2021, WFOE did not have after-tax
profit and therefore no statutory reserves have been allocated.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory surplus fund at least 10% of its annual after-tax
profits until such statutory surplus fund has reached 50% of its registered capital based on the enterprise’s PRC statutory financial statements. A domestic enterprise is also required to provide discretionary surplus fund, at the discretion of the board of directors, from the net profits reported in the enterprise’s PRC statutory financial statements. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.

Foreign exchange and other regulations in the PRC may further restrict the Group’s VIE from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in
capital and statutory reserves of the Group’s PRC subsidiaries and the equity of the VIE and its subsidiaries, as determined pursuant to PRC generally accepted accounting principles. Restricted net assets of the Company’s PRC subsidiaries, the VIE and subsidiaries of the VIE was RMB71,376 (US$11,200) as of December 31, 2021.
The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2021 and the condensed financial information of the Company are not required to be presented.